INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 1,779	$ 2,021
Work in progress	2,220	2,628
Finished products	4,536	5,015
Total inventory	$ 8,535	$ 9,664